Selling and Administrative Expenses - Summary of Other Administrative Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [Line Items]
Wages and salaries	₩ 3,313,642	₩ 3,372,831	₩ 3,105,364
Expenses related to post-employment benefits	240,425	216,489	199,926
Depreciation	3,029,868	2,911,048	2,887,646
Amortization	431,247	356,581	409,774
Electricity	912,832	949,435	933,045
Research & development	499,775	526,602	486,888
Vehicles maintenance	1,446,628	1,414,940	1,336,969
Total administrative expenses	2,041,286	1,985,755	2,003,106
Administrative expenses [member]
Statement of comprehensive income [Line Items]
Wages and salaries	840,599	813,467	774,900
Expenses related to post-employment benefits	88,880	73,290	78,654
Other employee benefits	177,908	176,240	159,920
Travel	42,692	40,929	39,790
Depreciation	131,337	101,274	97,261
Amortization	112,171	112,418	146,314
Communication	11,150	10,616	11,740
Electricity	8,799	8,309	7,050
Taxes and public dues	78,932	71,973	72,826
Rental	39,886	69,516	69,976
Repairs	13,454	15,291	9,859
Entertainment	11,123	11,816	11,582
Advertising	82,574	106,875	119,724
Research & development	110,315	108,352	125,795
Service fees	193,486	165,938	193,387
Vehicles maintenance	7,660	8,942	8,211
Industry association fee	9,609	9,571	10,140
Conference	15,104	14,510	14,494
Increase to provisions	18,071	14,433	10,990
Others	₩ 47,536	₩ 51,995	₩ 40,493